Capital structure and financial items - Financial risks - Credit exposure for cash at bank, marketable securities and derivative financial instruments (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Financial assets	kr 110,206	kr 99,783
Credit risk
Disclosure of external credit grades [line items]
Financial assets	32,634	32,574
AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	10,653	15,838
AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	8,355	7,363
A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	12,831	8,724
BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	172	17
Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	623	632
Cash at bank | Credit risk
Disclosure of external credit grades [line items]
Financial assets	15,655	14,392
Cash at bank | AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Cash at bank | AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	6,582	6,451
Cash at bank | A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	8,278	7,292
Cash at bank | BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	172	17
Cash at bank | Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	623	632
Marketable securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	10,653	15,838
Marketable securities | AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	10,653	15,838
Marketable securities | AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Marketable securities | A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Marketable securities | BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Marketable securities | Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Derivative financial instruments | Credit risk
Disclosure of external credit grades [line items]
Financial assets	6,326	2,344
Derivative financial instruments | AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Derivative financial instruments | AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	1,773	912
Derivative financial instruments | A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	4,553	1,432
Derivative financial instruments | BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Derivative financial instruments | Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	kr 0	kr 0